UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-6196
                                   811-21298

Name of Fund:  CMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  03/31/06

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA Treasury Fund

Schedule of Investments as of June 30, 2005                                                                        (in Thousands)
                   Beneficial
                    Interest     Mutual Funds                                                                         Value
                   $   473,817   Master Treasury Trust                                                              $     495,399

                                 Total Mutual Funds (Cost - $495,302) - 100.0%                                            495,399

                                 Total Investments (Cost-$495,302) - 100.0%                                               495,399
                                 Liabilities in Excess of Other Assets - (0.0%)                                             (186)
                                                                                                                    -------------
                                 Net Assets - 100.0%                                                                $     495,213
                                                                                                                    =============



Master Treasury Trust

Schedule of Investments as of June 30, 2005                                                                        (in Thousands)
                                                Face                      Interest               Maturity
Issue                                         Amount                          Rate                   Date                Value
U.S. Government Obligations* - 100.5%

U.S. Treasury Bills                      $    64,521                   2.56 - 2.75 %            7/07/2005             $    64,487
                                              25,165                          2.80              7/14/2005                  25,141
                                              34,254                 2.754 - 2.780              7/21/2005                  34,200
                                              65,000                 2.835 - 2.927              7/28/2005                  64,862
                                              50,000                          2.87              8/04/2005                  49,871
                                              79,854                 2.725 - 2.945              8/11/2005                  79,605
                                              28,499                 2.845 - 2.855              8/18/2005                  28,396
                                              57,768                 2.875 - 2.889              8/25/2005                  57,522
                                              38,389                 2.905 - 2.942              9/01/2005                  38,192
                                             142,536                  2.90 - 2.958              9/08/2005                 141,717
                                              40,000                          2.95              9/15/2005                  39,747
                                              10,000                         2.955              9/22/2005                   9,931
                                              15,842                          3.05              9/29/2005                  15,720
                                              30,000                         3.036             11/10/2005                  29,663
                                               3,404                         3.103             12/08/2005                   3,356
                                               5,394                         3.108             12/15/2005                   5,315
                                              22,237                  3.157 - 3.19             12/22/2005                  21,894
                                              12,000                          3.23             12/29/2005                  11,804

U.S. Treasury Notes                           50,000                          6.50              8/15/2005                  50,215
                                              50,000                          2.00              8/31/2005                  49,900
                                               5,000                         1.625             10/31/2005                   4,973
                                               9,500                          5.75             11/15/2005                   9,584
                                               5,000                         1.625              2/28/2006                   4,941
                                               3,697                          1.50              3/31/2006                   3,643
                                              10,000                          2.25              4/30/2006                   9,897

Total U.S. Government Obligations (Cost - $854,635) - 100.5%                                                              854,576

Total Investments (Cost - $854,635**) - 100.5%                                                                           854,576
Liabilities in Excess of Other Assets - (0.5%)                                                                            (3,930)
                                                                                                                      -----------
Net Assets - 100.0%                                                                                                   $   850,646
                                                                                                                      ===========

 * U.S. Treasury bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase by the Trust. U.S. Treasury notes bear interest at the rates shown, payable at fixed dates until maturity.

** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

   Aggregate cost                                  $       854,635
                                                   ===============
   Gross unrealized appreciation                   $            58
   Gross unrealized depreciation                             (117)
                                                   ---------------
   Net unrealized depreciation                     $          (59)
                                                   ===============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Treasury Fund and Master Treasury Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Treasury Fund and Master Treasury Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Treasury Fund and Master Treasury Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Treasury Fund and Master Treasury Trust


Date:  August 19, 2005